(23) EQUITY (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 2,402,648	R$ 2,455,942	R$ 2,453,794
Equity attributable to noncontrolling interests	63,292	(21,828)	10,337
Dividends	(118,220)	(30,827)	(8,147)
Other movements	(113)	(641)	(41)
Capital increase (reduction)	(122,791)
Equity attributable to noncontrolling interests, ending balance.	2,224,816	2,402,648	2,455,942
CERAN [Member]
Statement Line Items [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 263,719	R$ 234,271	R$ 214,454
Equity interests and voting capital (Beginning)	35.00%	35.00%	35.00%
Equity attributable to noncontrolling interests	R$ 37,949	R$ 38,621	R$ 25,990
Dividends	(92,832)	(9,172)	(6,173)
Other movements	0	0	0
Capital increase (reduction)	(122,806)
Equity attributable to noncontrolling interests, ending balance.	R$ 86,031	R$ 263,719	R$ 234,271
Equity attributable to noncontrolling interests, ending balance	35.00%	35.00%	35.00%
CPFL Renovaveis [Member]
Statement Line Items [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 2,060,963	R$ 2,148,490	R$ 2,171,911
Equity interests and voting capital (Beginning)	48.40%	48.39%	48.39%
Equity attributable to noncontrolling interests	R$ 13,720	R$ (65,311)	R$ (20,611)
Dividends	(16,619)	(22,751)	(2,818)
Other movements	0	535	7
Capital increase (reduction)	15
Equity attributable to noncontrolling interests, ending balance.	R$ 2,058,079	R$ 2,060,963	R$ 2,148,490
Equity attributable to noncontrolling interests, ending balance	48.40%	48.40%	48.39%
Paulista Lajeado [Member]
Statement Line Items [Line Items]
Equity attributable to noncontrolling interests, beginning balance	R$ 77,966	R$ 73,182	R$ 67,427
Equity interests and voting capital (Beginning)	40.07%	40.07%	40.07%
Equity attributable to noncontrolling interests	R$ 11,623	R$ 4,862	R$ 4,958
Dividends	(8,769)	1,096	843
Other movements	(113)	(1,176)	(48)
Capital increase (reduction)	0
Equity attributable to noncontrolling interests, ending balance.	R$ 80,707	R$ 77,966	R$ 73,182
Equity attributable to noncontrolling interests, ending balance	40.07%	40.07%	40.07%